FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 3, 2021

Filed Via EDGAR (CIK #0001655589)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:  Franklin Templeton ETF Trust ("Registrant")

File Nos. 333-208873 and 811-23124

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 29, 2021.

Sincerely yours,

FRANKLIN TEMPLETON ETF TRUST

/s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

NJT:na